Fair Value of Financial Instruments - Non-Recurring Measurements (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 67,718	$ 43,561
Restricted cash	764	490
Accounts receivable	29,563	34,235
Accounts payable	9,776	15,355
Ship mortgage notes and premium	382,186	527,005
Other long-term debt	515,907	529,138
Due from related parties, long-term	14,658	42,878
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	67,718	43,561
Restricted cash	764	490
Accounts receivable	29,563	34,235
Accounts payable	9,776	15,355
Ship mortgage notes and premium	382,186	527,005
Other long-term debt	0	0
Due from related parties, long-term	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Accounts receivable	0	0
Accounts payable	0	0
Ship mortgage notes and premium	0	0
Other long-term debt	515,907	529,138
Due from related parties, long-term	$ 14,658	$ 42,878